Segment reporting	12 Months Ended
Dec. 31, 2012
Segment reporting
24	Segment reporting

The Company accounts for segmental reporting under ASC 280, “Segment reporting”. It has three reportable segments based on its major product groups: patient monitoring and life support products, in-vitro diagnostic products and medical imaging systems. Each reportable segment derives its revenues from the sale of their products. The Company’s chief operating decision makers, has been identified as the Chief Executive Officer, review these operating segment results when making resource allocation decisions and evaluating the performance of the Company’s business.

The Company does not allocate operating expenses to individual reportable segments when making resource allocation decisions and evaluating its business performance. Accordingly, there are measurement differences between the reportable segments and the consolidated financial statements.

The following table presented selected financial information relating to the Company’s reportable segments for the years ended December 31, 2010, 2011 and 2012:

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	179,835	104,691	116,084	365	400,975

2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)

Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665

Geographic disclosures

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by the PRC, the United States, Europe and other countries for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Years Ended December 31,
	2010	2011	2012
Net revenues:
PRC	$293,435	$374,312	$472,991
United States	104,814	136,689	143,586
Europe	87,720	91,046	100,985
Other countries	218,340	278,696	342,492

Total net revenues	$704,309	$880,743	$1,060,054

Long-lived assets located at the respective geographic areas as of December 31, 2011 and 2012 are as follows:

	Years Ended December 31,
	2011	2012
Long-lived assets
PRC	$259,685	$288,978
United States	28,338	28,546
Other countries	5,201	7,407

Total long-lived assets	$293,224	$324,931

Long-lived assets represents the total assets less current assets, other assets, non-current accounts receivable, net, advances for purchase of plant and equipment, intangible assets, net and goodwill.

Major customers

There was no single customer who accounted to 10% or more of the Company’s net revenues for the years ended December 31, 2010, 2011 and 2012, respectively.